Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
17.	Inventories
The Group’s inventory balances as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Raw materials and supplies	41,961	26,590
Work in progress	29,450	13,730
Finished goods	2,121	—
Inventory reserves	(2,062)	(1,262)

Balance at 31 December	71,470	39,058

The increase in inventory from 31 December 2021 to 31 December 2022 is due to the commercial launch of certain of the Group’s biosimilar product candidates.
The Company recognized $8.5 million of inventories in cost of product revenue during the year ended 31 December 2022.